Shareholders' equity and share-based payments - Dividend (Details)	Feb. 10, 2026 € / shares	Oct. 29, 2025 € / shares	Jul. 23, 2025 € / shares	Jul. 23, 2025 $ / shares	Apr. 29, 2025 € / shares
Dividend
Dividend for the 2025 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 3.4
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.85
Dividend recognised (in Euros per share) | (per share)		€ 0.85	€ 0.85	$ 0.987785	€ 0.85